Investment Objectives and Goals - Roundhill China Magnificent Seven ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill China Magnificent Seven ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.